Financial Highlights (Financial Performance Total Returns) (Details) (Trading [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class A [Member]
Per share operating performance:
Net asset value of Trading units, beginning of period	$ 91.32	$ 100.64	$ 102.84
Trading gain (loss)	$ (7.26)	$ (0.27)	$ 6.32
Investment income	$ 0.39	$ 0.2	$ 0.16
Expenses	$ (7.53)	$ (9.25)	$ (8.68)
Trading income (loss)	$ (14.4)	$ (9.32)	$ (2.2)
Net asset value of Trading units, end of period	$ 76.92	$ 91.32	$ 100.64
Total return before incentive fees	(15.66%)	(8.88%)	(1.63%)
Less incentive fee allocations	(0.11%)	(0.38%)	(0.51%)
Total return	(15.77%)	(9.26%)	(2.14%)
Class B [Member]
Per share operating performance:
Net asset value of Trading units, beginning of period	$ 96.98	$ 104.75	$ 104.91
Trading gain (loss)	$ (7.78)	$ (0.28)	$ 6.81
Investment income	$ 0.42	$ 0.22	$ 0.17
Expenses	$ (6.28)	$ (7.71)	$ (7.14)
Trading income (loss)	$ (13.64)	$ (7.77)	$ (0.16)
Net asset value of Trading units, end of period	$ 83.34	$ 96.98	$ 104.75
Total return before incentive fees	(13.95%)	(7.08%)	0.49%
Less incentive fee allocations	(0.11%)	(0.34%)	(0.64%)
Total return	(14.06%)	(7.42%)	(0.15%)